Offerings - Offering: 1	Dec. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $5.00 per share
Amount Registered | shares	488,700
Maximum Aggregate Offering Price	$ 24,930,762.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,442.94
Offering Note	Note 1(a) Relates to common stock, par value $5.00 per share, of Commerce Bancshares, Inc. ("Commerce" and, such shares, the "Commerce common stock") to be issuable to holders of common stock, $0.01 par value per share, of FineMark, Holdings, Inc. ("FineMark" and, such shares, the "FineMark common stock"), including the conversion of outstanding 7.25% Series B Non-Cumulative Perpetual Convertible Preferred Stock (such shares, the "FineMark preferred stock"), in connection with the merger of FineMark with and into CBI-Kansas, Inc., a wholly owned subsidiary of Commerce ("CBI-Kansas"), with CBI-Kansas continuing as the surviving corporation (the "merger"), pursuant to the Agreement and Plan of Merger, dated as of June 16, 2025, by and among Commerce, CBI-Kansas, and FineMark (the "merger agreement"). The amount of Commerce common stock being registered reflects the estimated maximum number of additional shares of Commerce common stock for each outstanding share of FineMark common stock (including the conversion of FineMark preferred stock) expected to be issued in the merger, after taking into account the updated exchange ratio of 0.7245 of a share of Commerce common stock for each share of FineMark common stock (including the conversion of outstanding FineMark preferred stock) as a result of the five percent (5%) stock dividend declared by the Commerce board of directors on October 31, 2025. Commerce previously registered 9,791,482 shares of Commerce common stock pursuant to the Registration Statement on Form S-4 (Registration No. 333-289873), which was declared effective on September 10, 2025, in connection with the merger described herein. Note 1(b) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder. The maximum aggregate offering price is (i) the average of the high and low prices of FineMark common stock as reported on the OTCQX on November 25, 2025 ($36.96 per share) multiplied by (ii) the estimated maximum number of additional shares of FineMark common stock to be converted in the merger (674,534) for the additional shares of Commerce common stock being registered in connection with the merger on this Registration Statement on Form S-4MEF.